UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-04494
                                                     ---------

                             The Gabelli Asset Fund
                  ---------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
                  ---------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
                  ---------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-422-3554
                                                           --------------

                      Date of fiscal year end: December 31
                                               ------------

                  Date of reporting period: September 30, 2005
                                            -------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


THE GABELLI ASSET FUND
SCHEDULE OF INVESTMENTS -- SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                   MARKET
     SHARES                                        VALUE*
     -------                                      -------
             COMMON STOCKS -- 98.4%
             AEROSPACE -- 0.5%
     70,000  Boeing Co. .....................$    4,756,500
     20,000  Herley Industries Inc.+ ........       372,600
     30,000  Lockheed Martin Corp. ..........     1,831,200
     65,000  Northrop Grumman Corp. .........     3,532,750
    230,000  Rolls-Royce Group plc+ .........     1,515,186
                                             --------------
                                                 12,008,236
                                             --------------
             AGRICULTURE -- 1.0%
    800,000  Archer-Daniels-Midland Co. .....    19,728,000
     15,000  Delta & Pine Land Co. ..........       396,150
     40,529  Monsanto Co. ...................     2,543,195
     30,000  Mosaic Co.+ ....................       480,600
      1,000  Potash Corp. of
              Saskatchewan Inc. .............        93,320
                                             --------------
                                                 23,241,265
                                             --------------
             AUTOMOTIVE -- 0.9%
    505,000  Navistar International Corp.+ ..    16,377,150
     45,000  PACCAR Inc. ....................     3,055,050
     25,000  Volkswagen AG ..................     1,538,369
                                             --------------
                                                 20,970,569
                                             --------------
             AUTOMOTIVE: PARTS AND ACCESSORIES -- 3.4%
    107,000  BorgWarner Inc. ................     6,041,220
    244,000  CLARCOR Inc. ...................     7,007,680
    549,300  Dana Corp. .....................     5,168,913
    210,000  Federal-Mogul Corp.+ ...........       104,979
    520,000  Genuine Parts Co. ..............    22,308,000
    190,000  Johnson Controls Inc. ..........    11,789,500
    170,000  Midas Inc.+ ....................     3,379,600
    300,000  Modine Manufacturing Co. .......    11,004,000
    170,704  Proliance International Inc.+ ..       935,458
    260,000  Scheib (Earl) Inc.+ ............       975,000
    205,000  Standard Motor Products Inc. ...     1,662,550
     70,000  Superior Industries
              International Inc. ............     1,506,400
    255,000  Tenneco Automotive Inc.+ .......     4,465,050
     50,000  TRW Automotive Holdings Corp.+ .     1,467,000
                                             --------------
                                                 77,815,350
                                             --------------
             AVIATION: PARTS AND SERVICES -- 2.8%
     72,000  Aviall Inc.+ ...................     2,432,160
    270,000  Curtiss-Wright Corp. ...........    16,661,700
     10,000  EDO Corp. ......................       300,300
    230,300  Fairchild Corp., Cl. A+ ........       534,296
    610,000  GenCorp Inc.+ ..................    11,376,500
    110,000  Kaman Corp., Cl. A .............     2,249,500
    340,000  Precision Castparts Corp. ......    18,054,000
    109,000  Sequa Corp., Cl. A+ ............     6,431,000
    105,000  Sequa Corp., Cl. B+ ............     6,313,650
                                             --------------
                                                 64,353,106
                                             --------------

                                                   MARKET
     SHARES                                        VALUE*
     -------                                      -------
             BROADCASTING -- 1.0%
     10,000  Cogeco Inc. ....................$      234,408
     20,000  Corus Entertainment Inc., Cl. B        578,753
     80,000  Fisher Communications Inc.+ ....     3,724,800
    166,000  Granite Broadcasting Corp.+ ....        64,740
    310,000  Gray Television Inc. ...........     3,282,900
     10,000  Gray Television Inc., Cl. A ....        99,000
    170,000  Liberty Corp. ..................     7,971,300
    180,000  Lin TV Corp., Cl. A+ ...........     2,511,000
     60,000  Paxson Communications Corp.+ ...        27,000
     40,000  Sinclair Broadcast Group Inc.,
              Cl. A .........................       354,800
    400,000  Television Broadcasts Ltd. .....     2,446,712
    260,000  Young Broadcasting Inc., Cl. A+        907,400
                                             --------------
                                                 22,202,813
                                             --------------
             BUSINESS SERVICES -- 1.0%
     25,851  Acco Brands Corp.+ .............       729,515
    430,000  Cendant Corp. ..................     8,875,200
     45,000  ChoicePoint Inc.+ ..............     1,942,650
    200,000  Ecolab Inc. ....................     6,386,000
     10,000  Imation Corp. ..................       428,700
     65,000  Landauer Inc. ..................     3,185,000
    119,000  Nashua Corp.+ ..................       737,800
                                             --------------
                                                 22,284,865
                                             --------------
             CABLE AND SATELLITE -- 5.6%
  2,000,000  Cablevision Systems Corp.,
              Cl. A+ ........................    61,340,000
    270,000  Comcast Corp., Cl. A+ ..........     7,932,600
     40,000  Comcast Corp., Cl. A, Special+ .     1,151,200
    275,000  DIRECTV Group Inc.+ ............     4,119,500
     85,000  EchoStar Communications Corp.,
              Cl. A .........................     2,513,450
    320,096  Liberty Global Inc., Cl. A+ ....     8,668,200
    320,096  Liberty Global Inc., Cl. C+ ....     8,242,472
    776,550  Rogers Communications Inc., Cl. B,
              New York ......................    30,634,897
     10,000  Rogers Communications Inc., Cl. B,
              Toronto .......................       393,634
     60,000  Shaw Communications Inc., Cl. B      1,254,194
     80,000  Shaw Communications Inc., Cl. B,
              Non-Voting ....................     1,677,600
                                             --------------
                                                127,927,747
                                             --------------
             CLOSED-END FUNDS -- 0.1%
     80,001  Royce Value Trust Inc. .........     1,590,420
                                             --------------
             COMMUNICATIONS EQUIPMENT -- 1.6%
    120,000  Agere Systems Inc.+ ............     1,249,200
     80,000  Andrew Corp.+ ..................       892,000
    622,206  Corning Inc.+ ..................    12,027,242
    800,000  Lucent Technologies Inc.+ ......     2,600,000
    300,000  Motorola Inc. ..................     6,627,000
    235,000  Nortel Networks Corp.+ .........       766,100
    400,000  Thomas & Betts Corp.+ ..........    13,764,000
                                             --------------
                                                 37,925,542
                                             --------------

THE GABELLI ASSET FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                   MARKET
     SHARES                                        VALUE*
     -------                                      -------
             COMMON STOCKS (CONTINUED)
             COMPUTER HARDWARE -- 0.0%
     35,000  Maxtor Corp.+ ..................$      154,000
                                             --------------
             COMPUTER SOFTWARE AND SERVICES -- 0.3%
     10,000  Computer Associates
              International Inc. ............       278,100
     45,000  Jupitermedia Corp.+ ............       796,950
     26,026  Telecom Italia Media SpA+ ......        17,047
    200,000  Yahoo! Inc.+ ...................     6,768,000
                                             --------------
                                                  7,860,097
                                             --------------
             CONSUMER PRODUCTS -- 5.4%
     40,500  Alberto-Culver Co. .............     1,812,375
     12,000  Altria Group Inc. ..............       884,520
     11,000  Christian Dior SA ..............       907,578
    285,000  Church & Dwight Co. Inc. .......    10,527,900
     40,000  Clorox Co. .....................     2,221,600
     40,000  Colgate-Palmolive Co. ..........     2,111,600
     82,000  Department 56 Inc.+ ............     1,025,000
     40,000  Eastman Kodak Co. ..............       973,200
    275,000  Energizer Holdings Inc.+ .......    15,592,500
    110,000  Fortune Brands Inc. ............     8,946,300
    290,000  Gallaher Group plc, ADR ........    18,006,100
    210,000  Gillette Co. ...................    12,222,000
      3,000  Givaudan SA ....................     1,921,131
     38,000  Harley-Davidson Inc. ...........     1,840,720
    120,000  Mattel Inc. ....................     2,001,600
    100,000  Maytag Corp. ...................     1,826,000
     60,000  National Presto Industries Inc.      2,568,600
    370,000  Procter & Gamble Co. ...........    22,000,200
     50,000  Reckitt Benckiser plc ..........     1,523,034
  1,000,000  Swedish Match AB ...............    11,929,096
     10,000  Syratech Corp.+ ................           800
    200,000  Wolverine World Wide Inc. ......     4,210,000
                                             --------------
                                                125,051,854
                                             --------------
             CONSUMER SERVICES -- 1.3%
      1,600  eBay Inc.+ .....................        65,920
    440,000  Expedia Inc.+ ..................     8,716,404
    455,000  IAC/InterActiveCorp+ ...........    11,534,250
    445,000  Rollins Inc. ...................     8,686,400
                                             --------------
                                                 29,002,974
                                             --------------
             DIVERSIFIED INDUSTRIAL -- 5.6%
    140,000  Acuity Brands Inc. .............     4,153,800
      5,000  Anixter International Inc.+ ....       201,650
     75,403  Contax Participacoes SA, ADR+ ..        46,841
    220,000  Cooper Industries Ltd., Cl. A ..    15,210,800
    420,000  Crane Co. ......................    12,490,800
     65,000  Gardner Denver Inc.+ ...........     2,899,000
    260,000  GATX Corp. .....................    10,283,000
    240,000  Greif Inc., Cl. A ..............    14,424,000
     30,000  Harbor Global Co. Ltd.+ ........       273,000
    425,000  Honeywell International Inc. ...    15,937,500

                                                   MARKET
     SHARES                                        VALUE*
     -------                                      -------
    300,000  ITT Industries Inc. ............$   34,080,000
    150,000  Katy Industries Inc.+ ..........       366,000
    320,000  Lamson & Sessions Co.+ .........     5,862,400
     25,000  MagneTek Inc.+ .................        84,500
    240,000  Myers Industries Inc. ..........     2,793,600
     51,000  Pentair Inc. ...................     1,861,500
     80,000  Smiths Group plc ...............     1,353,181
     75,000  Trinity Industries Inc. ........     3,036,750
    100,000  Tyco International Ltd. ........     2,785,000
     10,000  Walter Industries Inc. .........       489,200
                                             --------------
                                                128,632,522
                                             --------------
             ELECTRONICS -- 1.0%
      3,000  Hitachi Ltd., ADR ..............       190,170
     13,000  Kyocera Corp., ADR .............       910,260
     25,000  Molex Inc., Cl. A ..............       642,750
     46,000  Samsung Electronics Co.
              Ltd., GDR (a) .................    12,985,119
     60,000  Sony Corp., ADR ................     1,991,400
    205,000  Texas Instruments Inc. .........     6,949,500
                                             --------------
                                                 23,669,199
                                             --------------
             ENERGY AND UTILITIES -- 8.3%
    110,000  AES Corp.+ .....................     1,807,300
     40,000  AGL Resources Inc. .............     1,484,400
    150,000  Allegheny Energy Inc.+ .........     4,608,000
     55,000  Aquila Inc.+ ...................       217,800
    250,000  BP plc, ADR ....................    17,712,500
    245,000  Burlington Resources Inc. ......    19,923,400
     25,000  CH Energy Group Inc. ...........     1,187,000
    354,000  Chevron Corp. ..................    22,914,420
     15,000  Cinergy Corp. ..................       666,150
    200,000  ConocoPhillips .................    13,982,000
     20,000  Constellation Energy Group .....     1,232,000
      1,000  Cooper Cameron Corp.+ ..........        73,930
    124,000  Devon Energy Corp. .............     8,511,360
     80,000  DPL Inc. .......................     2,224,000
     20,000  DTE Energy Co. .................       917,200
    270,000  Duke Energy Corp. ..............     7,875,900
    110,000  Duquesne Light Holdings Inc. ...     1,893,100
     27,000  Edison International ...........     1,276,560
    300,000  El Paso Corp. ..................     4,170,000
    280,000  El Paso Electric Co.+ ..........     5,838,000
    150,000  Energy East Corp. ..............     3,778,500
    110,000  EOG Resources Inc. .............     8,239,000
    340,000  Exxon Mobil Corp. ..............    21,603,600
     14,000  FPL Group Inc. .................       666,400
     40,625  GlobalSantaFe Corp. ............     1,853,312
     10,000  Halliburton Co. ................       685,200
     66,358  Kerr-McGee Corp. ...............     6,444,025
    140,000  Mirant Corp.+ ..................       199,500
     22,086  NiSource Inc. ..................       535,586
    190,000  Northeast Utilities ............     3,790,500
      2,000  NSTAR ..........................        57,840
      1,000  PetroChina Co. Ltd., ADR .......        83,370

THE GABELLI ASSET FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                   MARKET
     SHARES                                        VALUE*
     -------                                      -------
             COMMON STOCKS (CONTINUED)
             ENERGY AND UTILITIES (CONTINUED)
    100,000  Progress Energy Inc., CVO+ .....$        9,000
     50,000  Royal Dutch Shell plc,
              Cl. A, ADR ....................     3,282,000
     66,000  SJW Corp. ......................     3,186,480
    310,000  Southwest Gas Corp. ............     8,490,900
     40,000  Spinnaker Exploration Co.+ .....     2,587,600
     30,000  Transocean Inc.+ ...............     1,839,300
     40,000  TXU Corp. ......................     4,515,200
     10,000  UIL Holdings Corp. .............       523,100
                                             --------------
                                                190,885,433
                                             --------------
             ENTERTAINMENT -- 7.3%
    715,000  Discovery Holding Co., Cl. A+ ..    10,324,600
     46,600  DreamWorks Animation
              SKG Inc., Cl. A+ ..............     1,288,956
     19,406  EMI Group plc ..................        83,003
    195,000  EMI Group plc, ADR .............     1,673,119
    200,000  GC Companies Inc.+ (b) .........       172,000
    600,000  Gemstar-TV Guide
              International Inc.+ ...........     1,776,000
    164,000  Grupo Televisa SA, ADR .........    11,760,440
  4,630,000  Liberty Media Corp., Cl. A+ ....    37,271,500
  2,000,000  Rank Group plc .................    10,529,838
     20,000  Regal Entertainment Group,
              Cl. A .........................       400,800
    200,000  Six Flags Inc.+ ................     1,438,000
    610,000  The Walt Disney Co. ............    14,719,300
  1,500,000  Time Warner Inc. ...............    27,165,000
    835,000  Viacom Inc., Cl. A .............    27,738,700
    100,000  Viacom Inc., Cl. B .............     3,301,000
    560,000  Vivendi Universal SA, ADR ......    18,328,800
     60,000  World Wrestling
              Entertainment Inc. ............       780,000
                                             --------------
                                                168,751,056
                                             --------------
             ENVIRONMENTAL SERVICES -- 1.1%
    310,000  Allied Waste Industries Inc.+ ..     2,619,500
    300,000  Republic Services Inc. .........    10,587,000
    450,000  Waste Management Inc. ..........    12,874,500
                                             --------------
                                                 26,081,000
                                             --------------
             EQUIPMENT AND SUPPLIES -- 5.0%
    481,000  AMETEK Inc. ....................    20,668,570
      3,000  Amphenol Corp., Cl. A ..........       121,020
    106,000  CIRCOR International Inc. ......     2,909,700
    170,000  Crown Holdings Inc.+ ...........     2,709,800
    155,000  CTS Corp. ......................     1,875,500
      4,000  Danaher Corp. ..................       215,320
    400,000  Donaldson Co. Inc. .............    12,212,000
    320,000  Fedders Corp. ..................       684,800
    415,000  Flowserve Corp.+ ...............    15,085,250
    179,800  Gerber Scientific Inc.+ ........     1,409,632
    250,000  GrafTech International Ltd.+ ...     1,357,500
    555,000  IDEX Corp. .....................    23,615,250
    100,000  Imagistics International Inc.+ .     4,185,000
     24,000  Ingersoll-Rand Co. Ltd., Cl. A .       917,520
    300,000  Interpump Group SpA ............     2,022,715
    200,000  Lufkin Industries Inc. .........     8,710,000
     18,000  Manitowoc Co. Inc. .............       904,500

                                                   MARKET
     SHARES                                        VALUE*
     -------                                      -------
     35,900  Met-Pro Corp. ..................$      556,809
     10,000  Sealed Air Corp.+ ..............       474,600
     30,000  Valmont Industries Inc. ........       880,800
    435,000  Watts Water Technologies
              Inc., Cl. A ...................    12,549,750
    120,000  Weir Group plc .................       810,639
                                             --------------
                                                114,876,675
                                             --------------
             FINANCIAL SERVICES -- 5.2%
     15,000  Alleghany Corp.+ ...............     4,590,000
      1,000  Allstate Corp. .................        55,290
    420,000  American Express Co. ...........    24,124,800
     54,000  Argonaut Group Inc.+ ...........     1,458,540
     10,000  Bank of America Corp. ..........       421,000
     59,000  Bank of New York Co. Inc. ......     1,735,190
        220  Berkshire Hathaway Inc., Cl. A+     18,040,000
     49,000  BKF Capital Group Inc. .........     1,515,570
      7,500  Calamos Asset Management
              Inc., Cl. A ...................       185,100
    115,000  Citigroup Inc. .................     5,234,800
     12,900  Commercial Federal Corp. .......       440,406
     35,000  Commerzbank AG .................       954,871
    110,000  Commerzbank AG, ADR ............     3,021,106
    155,000  Deutsche Bank AG, ADR ..........    14,495,600
     54,000  H&R Block Inc. .................     1,294,920
     26,400  JPMorgan Chase & Co. ...........       895,752
      6,000  Lehman Brothers Holdings Inc. ..       698,880
     40,000  Leucadia National Corp. ........     1,724,000
    120,000  Mellon Financial Corp. .........     3,836,400
     23,000  Merrill Lynch & Co. Inc. .......     1,411,050
     38,000  Metris Companies Inc.+ .........       555,940
    380,000  Midland Co. ....................    13,691,400
    150,000  Phoenix Companies Inc. .........     1,830,000
     30,000  PNC Financial Services
              Group Inc. ....................     1,740,600
      2,500  Prudential Financial Inc. ......       168,900
     40,000  St. Paul Travelers
              Companies Inc. ................     1,794,800
     85,000  State Street Corp. .............     4,158,200
     20,000  SunTrust Banks Inc. ............     1,389,000
     30,000  T. Rowe Price Group Inc. .......     1,959,000
     19,000  Unitrin Inc. ...................       901,740
      8,500  Value Line Inc. ................       332,690
    200,000  Waddell & Reed Financial
              Inc., Cl. A ...................     3,872,000
                                             --------------
                                                118,527,545
                                             --------------
             FOOD AND BEVERAGE -- 8.8%
    345,000  Brown-Forman Corp., Cl. A ......    21,303,750
     60,000  Cadbury Schweppes plc, ADR .....     2,443,800
    150,000  Campbell Soup Co. ..............     4,462,500
    140,000  Coca-Cola Co. ..................     6,046,600
     50,000  Coca-Cola Enterprises Inc. .....       975,000
     11,000  Coca-Cola Hellenic
              Bottling Co. SA ...............       319,110
    440,000  Corn Products International Inc.     8,874,800
    220,000  Del Monte Foods Co.+ ...........     2,360,600
    318,000  Diageo plc, ADR ................    18,447,180
     70,000  Farmer Brothers Co. ............     1,413,300
    395,000  Flowers Foods Inc. .............    10,775,600

THE GABELLI ASSET FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                   MARKET
     SHARES                                        VALUE*
     -------                                      -------
             COMMON STOCKS (CONTINUED)
             FOOD AND BEVERAGE (CONTINUED)
      3,000  Fomento Economico
              Mexicano SA de CV, ADR ........$      209,760
    330,000  General Mills Inc. .............    15,906,000
     70,000  Groupe Danone ..................     7,542,215
  1,267,800  Grupo Bimbo SA de CV, Cl. A ....     4,126,213
     10,000  Hain Celestial Group Inc.+ .....       194,000
    200,000  Heinz (H.J.) Co. ...............     7,308,000
     65,000  Hershey Co. ....................     3,660,150
    135,000  Kellogg Co. ....................     6,227,550
     95,000  Kerry Group plc, Cl. A .........     2,209,634
     33,000  LVMH Moet Hennessy
              Louis Vuitton SA ..............     2,720,750
      9,000  Nestle SA ......................     2,634,892
    872,100  PepsiAmericas Inc. .............    19,822,833
    355,000  PepsiCo Inc. ...................    20,132,050
     25,280  Pernod Ricard SA, ADR ..........     1,119,333
    155,000  Ralcorp Holdings Inc. ..........     6,497,600
     20,000  Smucker (J.M.) Co. .............       970,800
    153,512  Tootsie Roll Industries Inc. ...     4,874,006
    255,000  Wrigley (Wm.) Jr. Co. ..........    18,329,400
                                             --------------
                                                201,907,426
                                             --------------
             HEALTH CARE -- 3.5%
     44,000  Amgen Inc.+ ....................     3,505,480
     15,000  AngioDynamics Inc.+ ............       315,000
      3,000  ArthroCare Corp.+ ..............       120,660
     44,000  Biogen Idec Inc.+ ..............     1,737,120
      4,000  Biomet Inc. ....................       138,840
    165,000  Bristol-Myers Squibb Co. .......     3,969,900
    100,000  Chemed Corp. ...................     4,334,000
     60,000  Chiron Corp.+ ..................     2,617,200
     10,000  CONMED Corp.+ ..................       278,800
      5,500  DENTSPLY International Inc. ....       297,110
     95,000  Eli Lilly & Co. ................     5,084,400
     35,000  Exactech Inc.+ .................       518,000
     40,000  Henry Schein Inc.+ .............     1,704,800
     15,000  Hospira Inc.+ ..................       614,550
     20,000  IMS Health Inc. ................       503,400
     57,000  INAMED Corp.+ ..................     4,313,760
      1,000  Integra LifeSciences Holdings+ .        38,260
     20,000  Inverness Medical
              Innovations Inc.+ .............       530,600
     47,000  Invitrogen Corp.+ ..............     3,535,810
     70,000  Johnson & Johnson ..............     4,429,600
    118,000  Medco Health Solutions Inc.+ ...     6,469,940
    155,000  Merck & Co. Inc. ...............     4,217,550
      2,000  Nobel Biocare Holding AG .......       471,206
     15,000  Orthofix International NV+ .....       654,000
      4,000  OrthoLogic Corp.+ ..............        15,320
     32,000  Patterson Companies Inc.+ ......     1,280,960
    460,000  Pfizer Inc. ....................    11,486,200
     50,000  Renal Care Group Inc.+ .........     2,366,000

                                                   MARKET
     SHARES                                        VALUE*
     -------                                      -------
    135,000  Schering-Plough Corp. ..........$    2,841,750
      2,000  Stryker Corp. ..................        98,860
    150,000  Sybron Dental Specialties Inc.+      6,237,000
     30,000  Thoratec Corp.+ ................       532,800
     35,000  William Demant Holding A/S+ ....     1,640,295
      1,000  Wright Medical Group Inc.+ .....        24,680
     55,000  Wyeth ..........................     2,544,850
      1,000  Young Innovations Inc. .........        37,860
                                             --------------
                                                 79,506,561
                                             --------------
             HOTELS AND GAMING -- 2.9%
    110,000  Aztar Corp.+ ...................     3,389,100
      5,000  Churchill Downs Inc. ...........       176,600
    365,000  Gaylord Entertainment Co.+ .....    17,392,250
     85,000  GTECH Holdings Corp. ...........     2,725,100
     38,000  Harrah's Entertainment Inc. ....     2,477,220
  2,982,300  Hilton Group plc ...............    16,543,193
    650,000  Hilton Hotels Corp. ............    14,508,000
     35,000  International Game Technology ..       945,000
     21,500  Kerzner International Ltd.+ ....     1,194,325
     18,000  Las Vegas Sands Corp.+ .........       592,380
     50,000  MGM Mirage+ ....................     2,188,500
     10,000  Pinnacle Entertainment Inc.+ ...       183,300
     90,000  Starwood Hotels & Resorts
              Worldwide Inc. ................     5,145,300
                                             --------------
                                                 67,460,268
                                             --------------
             MACHINERY -- 1.4%
    140,000  Caterpillar Inc. ...............     8,225,000
      7,600  CNH Global NV ..................       149,720
    400,000  Deere & Co. ....................    24,480,000
                                             --------------
                                                 32,854,720
                                             --------------
             MANUFACTURED HOUSING AND RECREATIONAL VEHICLES -- 0.4%
    100,000  Cavalier Homes Inc.+ ...........       661,000
     32,200  Cavco Industries Inc.+ .........     1,168,216
    110,000  Champion Enterprises Inc.+ .....     1,625,800
     30,000  Coachmen Industries Inc. .......       344,700
    130,000  Fleetwood Enterprises Inc.+ ....     1,599,000
     78,000  Huttig Building Products Inc.+ .       705,900
     12,500  Nobility Homes Inc. ............       326,250
     20,000  Palm Harbor Homes Inc.+ ........       388,600
     70,000  Skyline Corp. ..................     2,844,800
     11,000  Southern Energy Homes Inc.+ ....        77,550
                                             --------------
                                                  9,741,816
                                             --------------
             METALS AND MINING -- 1.7%
     45,000  Alcoa Inc. .....................     1,098,900
    100,000  Arizona Star Resource Corp.+ ...       395,699
    255,000  Barrick Gold Corp. .............     7,407,750
     12,525  Freeport-McMoRan Copper
              & Gold Inc., Cl. B ............       608,590
     10,000  Inco Ltd. ......................       473,500
    100,000  Ivanhoe Mines Ltd.+ ............       836,000

THE GABELLI ASSET FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                   MARKET
     SHARES                                        VALUE*
     -------                                      -------
             COMMON STOCKS (CONTINUED)
             METALS AND MINING (CONTINUED)
     50,000  Kinross Gold Corp.+ ............$      384,000
    510,000  Newmont Mining Corp. ...........    24,056,700
    170,000  Placer Dome Inc. ...............     2,915,500
                                             --------------
                                                 38,176,639
                                             --------------
             PUBLISHING -- 7.2%
    225,000  Belo Corp., Cl. A ..............     5,143,500
     50,000  Dow Jones & Co. Inc. ...........     1,909,500
     30,000  EMAP plc .......................       435,480
    200,000  Independent News & Media plc ...       584,100
      3,000  Knight-Ridder Inc. .............       176,040
     38,000  Lee Enterprises Inc. ...........     1,614,240
     64,000  McClatchy Co., Cl. A ...........     4,174,720
    280,000  McGraw-Hill Companies Inc. .....    13,451,200
    370,000  Media General Inc., Cl. A ......    21,463,700
     80,000  Meredith Corp. .................     3,991,200
    135,000  New York Times Co., Cl. A ......     4,016,250
  4,835,000  News Corp., Cl. A ..............    75,377,650
     24,000  News Corp., Cl. B ..............       396,000
    700,000  PRIMEDIA Inc.+ .................     2,863,000
    250,000  Reader's Digest Association Inc.     3,992,500
    248,000  Scripps (E.W.) Co., Cl. A ......    12,392,560
     68,614  Seat Pagine Gialle SpA+ ........        33,810
    120,000  Thomas Nelson Inc. .............     2,251,200
    300,000  Tribune Co. ....................    10,167,000
                                             --------------
                                                164,433,650
                                             --------------
             REAL ESTATE -- 1.2%
    120,082  Florida East Coast
              Industries Inc. ...............     5,438,514
    100,000  Griffin Land & Nurseries Inc.+ .     2,450,000
     91,025  ProLogis .......................     4,033,305
    262,000  St. Joe Co. ....................    16,361,900
                                             --------------
                                                 28,283,719
                                             --------------
             RETAIL -- 3.7%
     38,000  Aaron Rents Inc. ...............       803,700
     60,750  Aaron Rents Inc., Cl. A ........     1,196,775
    200,000  Albertson's Inc. ...............     5,130,000
    400,000  AutoNation Inc.+ ...............     7,988,000
    136,000  Burlington Coat Factory
              Warehouse Corp. ...............     5,173,440
     18,000  Coldwater Creek Inc.+ ..........       453,960
     30,000  Costco Wholesale Corp. .........     1,292,700
     10,000  CSK Auto Corp.+ ................       148,800
        311  Federated Department Stores Inc.        20,797
    118,000  Kroger Co.+ ....................     2,429,620
    600,000  Neiman Marcus Group Inc., Cl. B     59,898,000
     10,000  Safeway Inc. ...................       256,000
                                             --------------
                                                 84,791,792
                                             --------------
             SPECIALTY CHEMICALS -- 1.3%
    150,000  Chemtura Corp. .................     1,863,000
    470,000  Ferro Corp. ....................     8,610,400

                                                   MARKET
     SHARES                                        VALUE*
     -------                                      -------
     90,000  Fuller (H.B.) Co. ..............$    2,797,200
    130,000  General Chemical Group Inc.+ ...         2,730
    310,000  Hercules Inc.+ .................     3,788,200
     38,000  International Flavors &
              Fragrances Inc. ...............     1,354,320
    160,000  Material Sciences Corp.+ .......     2,411,200
    650,000  Omnova Solutions Inc.+ .........     2,840,500
    350,000  Sensient Technologies Corp. ....     6,632,500
                                             --------------
                                                 30,300,050
                                             --------------
             TELECOMMUNICATIONS -- 6.8%
     40,000  ALLTEL Corp. ...................     2,604,400
    230,000  AT&T Corp. .....................     4,554,000
     14,000  Brasil Telecom Participacoes
              SA, ADR .......................       595,420
    260,000  BT Group plc ...................     1,019,207
     30,000  BT Group plc, ADR ..............     1,189,200
    180,000  CenturyTel Inc. ................     6,296,400
    600,000  Cincinnati Bell Inc.+ ..........     2,646,000
    230,000  Citizens Communications Co. ....     3,116,500
    280,000  Commonwealth Telephone
              Enterprises Inc. ..............    10,556,000
     80,000  Deutsche Telekom AG, ADR .......     1,459,200
     35,000  France Telecom SA, ADR .........     1,006,250
  2,750,000  Qwest Communications
              International Inc.+ ...........    11,275,000
    160,000  SBC Communications Inc. ........     3,835,200
  1,041,400  Sprint Nextel Corp. ............    24,764,492
     75,403  Tele Norte Leste Participacoes
              SA, ADR .......................     1,246,412
  4,525,935  Telecom Italia SpA .............    14,713,844
    280,000  Telecom Italia SpA, ADR ........     9,128,000
     94,000  Telefonica SA, ADR .............     4,636,080
     10,400  Telefonica SA, BDR .............       170,209
     40,000  Telefonos de Mexico SA
              de CV, Cl. L, ADR .............       850,800
    592,000  Telephone & Data Systems Inc. ..    23,088,000
    541,000  Telephone & Data Systems
              Inc., Special .................    20,314,550
    205,000  Verizon Communications Inc. ....     6,701,450
                                             --------------
                                                155,766,614
                                             --------------
             TRANSPORTATION -- 0.1%
     85,000  AMR Corp.+ .....................       950,300
     65,000  Grupo TMM SA, Cl. A, ADR+ ......       266,500
      4,000  Kansas City Southern+ ..........        93,240
      7,900  Providence & Worcester
              Railroad Co. ..................       110,521
                                             --------------
                                                  1,420,561
                                             --------------
             WIRELESS COMMUNICATIONS -- 1.0%
    190,000  America Movil SA de CV,
              Cl. L, ADR ....................     5,000,800
     65,000  Nextel Partners Inc., Cl. A+ ...     1,631,500
  1,700,000  O2 plc .........................     4,730,049
     72,000  Price Communications Corp.+ ....     1,184,400
     10,019  Tele Centro Oeste Celular
              Participacoes SA, ADR .........        90,772
        776  Tele Leste Celular
              Participacoes SA, ADR+ ........         5,153

THE GABELLI ASSET FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                   MARKET
     SHARES                                        VALUE*
     -------                                      -------
             COMMON STOCKS (CONTINUED)
             WIRELESS COMMUNICATIONS (CONTINUED)
      1,350  Tele Norte Celular
              Participacoes SA, ADR+ ........$       10,192
      3,375  Telemig Celular Participacoes
              SA, ADR .......................       114,075
        193  Telesp Celular Participacoes SA+           675
     33,764  Telesp Celular Participacoes
              SA, ADR .......................       132,017
      4,175  Telesp Celular Participacoes
              SA, Pfd.+ .....................        16,606
     13,001  Tim Participacoes SA, ADR ......       241,559
    175,200  United States Cellular Corp.+ ..     9,359,184
     10,000  Vodafone Group plc, ADR ........       259,700
                                             --------------
                                                 22,776,682
                                             --------------
             TOTAL COMMON STOCKS ............ 2,261,232,766
                                             --------------
             PREFERRED STOCKS -- 0.2%
             AEROSPACE -- 0.2%
     29,500  Northrop Grumman Corp.,
              7.000% Cv. Pfd., Ser. B .......     3,569,500
                                             --------------

 PRINCIPAL
  AMOUNT
 ---------
             CONVERTIBLE CORPORATE BONDS -- 0.4%
             AUTOMOTIVE: PARTS AND ACCESSORIES -- 0.1%
$ 1,500,000  Pep Boys -
              Manny, Moe & Jack, Cv.,
              4.250%, 06/01/07 ..............     1,462,500
  1,000,000  Standard Motor Products Inc.,
              Sub. Deb. Cv.,
              6.750%, 07/15/09 ..............       890,000
                                             --------------
                                                  2,352,500
                                             --------------
             AVIATION: PARTS AND SERVICES -- 0.0%
    500,000  GenCorp Inc., Sub. Deb. Cv.,
              5.750%, 04/15/07 ..............       549,375
                                             --------------
             BUSINESS SERVICES -- 0.1%
  1,000,000  Trans-Lux Corp., Sub. Deb. Cv.,
              7.500%, 12/01/06 ..............       997,500
                                             --------------
             CABLE AND SATELLITE -- 0.0%
    500,000  Charter Communications Inc., Cv.,
              4.750%, 06/01/06 ..............       493,750
                                             --------------
             COMMUNICATIONS EQUIPMENT -- 0.2%
  2,000,000  Agere Systems Inc., Sub. Deb. Cv.,
              6.500%, 12/15/09 ..............     2,010,000
  1,100,000  Nortel Networks Corp., Cv.,
              4.250%, 09/01/08 ..............     1,040,875
  1,000,000  TriQuint Semiconductor Inc.,
              Sub. Deb. Cv.,
              4.000%, 03/01/07 ..............       973,750
                                             --------------
                                                  4,024,625
                                             --------------
             METALS AND MINING -- 0.0%
    100,000  Inco Ltd., Cv.,
              Zero Coupon, 03/29/21 .........       126,250
                                             --------------
             TOTAL CONVERTIBLE
              CORPORATE BONDS ...............     8,544,000
                                             --------------

                                                   MARKET
     SHARES                                        VALUE*
     -------                                      -------
             WARRANTS -- 0.0%
             COMMUNICATIONS EQUIPMENT -- 0.0%
      1,097  Lucent Technologies Inc.,
              expire 12/10/07+ ..............$        1,042
                                             --------------

   PRINCIPAL
    AMOUNT
    ---------
             U.S. GOVERNMENT OBLIGATIONS -- 1.0%
$23,800,000  U.S.  Treasury Bills,
              3.018% to 3.825%++, 10/20/05
              to 03/09/06 ...................    23,680,964
                                             --------------
             TOTAL INVESTMENTS -- 100.0%
              (Cost $1,219,813,657) .........$2,297,028,272
                                             ==============
------------------
              For Federal tax purposes:
              Aggregate cost ................$1,219,813,657
                                             ==============
              Gross unrealized appreciation .$1,111,771,139
              Gross unrealized depreciation .   (34,556,524)
                                             --------------
              Net unrealized appreciation
                  (depreciation) ............$1,077,214,615
                                             ==============

----------------
(a) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, the Rule 144A securities are considered liquid and the market value amounted to $12,985,119 or 0.57% of total investments.
(b) Security fair valued under procedures established by the Board of Trustees. The procedures may include reviewing available financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. At September 30, 2005, the market value of fair valued securities amounted to $172,000 or 0.01% of total investments.
 +    Non-income producing security.
 ++   Represents annualized yield at date of purchase.
 ADR  American Depository Receipt
 BDR  Brazilian Depository Receipt
 CVO  Contingent Value Obligation
 GDR  Global Depository Receipt
* Portfolio securities are valued at the last quoted sale price or closing values. If these are unavailable, then the average of the closing bid and asked prices is used. If there is no asked price, the security is valued at the closing bid price on that day. Debt instruments are valued at the average of the closing bid and asked prices. If the security matures in 60 days or less and is not credit-impaired, it is valued at amortized cost. All securities and assets for which market quotations are not readily available or any security that the Board determines does not reflect its fair market value are valued in good faith under procedures established by the Board.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Gabelli Asset Fund
            --------------------------------------------------------------------
By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     November 28, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer & Principal Financial Officer

Date     November 28, 2005
    ----------------------------------------------------------------------------




* Print the name and title of each signing officer under his or her signature.